INTANGIBLE ASSETS - Goodwill breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
Goodwill	R$ 23,059,172	R$ 23,062,421
Ajato Telecomunicacao Ltda.
INTANGIBLE ASSETS
Goodwill	149	149
Spanish and Figueira, by the merger of Telefonica Data Brasil Holding (TDBH) in 2006
INTANGIBLE ASSETS
Goodwill	212,058	212,058
Santo Genovese Participacoes, Atrium Telecomunicacoes, which took place in 2004
INTANGIBLE ASSETS
Goodwill	71,892	71,892
Telefonica Televisao Participacoes, former Navytree, occurred in 2008
INTANGIBLE ASSETS
Goodwill	780,693	780,693
Vivo Participacoes, occurred in 2011
INTANGIBLE ASSETS
Goodwill	9,157,239	9,160,488
GVT Participacoes, occurred in 2015
INTANGIBLE ASSETS
Goodwill	R$ 12,837,141	R$ 12,837,141